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              U.S. SECURITIES & EXCHANGE COMMISSION
                     Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                      Please print or type.


1. Name and address of issuer:

     Meridian Fund, Inc.
     60 E. Sir Francis Drake Blvd., Suite #306,
     Larkspur, CA 94939


2. Name of each series or class of funds for which this notice is filed:

     Meridian Fund
     Meridian Value Fund


3. Investment Company Act File Number: 811-04014

   Securities Act File Number: 2-90949


4. Last day of fiscal year for which this notice is filed:     06/30/96


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
   issuer's 24f-2 declaration:                       [  ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.5):


7. Number and aggregate sale price of securities of the same class or series sold during the fiscal year which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of
   the fiscal year:                                  NONE


8. Number and aggregate sale price of securities registered during the
   fiscal year other than pursuant to rule 24f-2:    NONE





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9. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     NUMBER OF SHARES                                    3,213,028

     SALE PRICE OF SECURITIES SOLD                     $93,974,493


10. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.5):


11. Number and aggregate sale price of securities sold during the fiscal year:

      NUMBER OF SHARES                                   3,213,028

      SALE PRICE OF SECURITIES                         $93,974,493


12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold
          during the fiscal year in reliance on
          rule 24f-2 (from Item 9):                    $93,974,493

    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 10, if applicable):       +

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):                               -

    (iv)  Aggregate price of shares redeemed or
          repurchased and applied as a reduction
          to filing fees pursuant to rule 24e-2
          (if applicable):                           +

    (v)   Net aggregate sale price of securities
          sold during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if
          applicable):                                 $93,974,493

    (vi)  Multiplier prescribed by Section 6(b)
          under the Securities Act of 1933 or
          other applicable law or regulation
          (see Instruction C.5):                       1/29 of 1%

    (vii) Fee due [line (v) multiplied by line (vi):   $32,405.00

Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


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13. Check box if fees are being remitted to the
    Commission's lockbox depository as described in
    section 3a of the Commission's Rules of Informal
    and Other Procedures (17 CFR 202.3a).                 [ X ]


    Date of mailing or wire transfer of filing fees
    to the Commission's lockbox depository:              9/23/96


                     SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*      /s/ Paul A. Robinson
                                       ---------------------------
                                       Paul A. Robinson, Treasurer
    Date   09/20/96
         ------------

  *Please print the name and title of the signing officer below the signature.